Portfolio Valuation (Details)	Dec. 31, 2020 USD ($)
Portfolio Valuation Disclosure [Abstract]
Amount of shares in State Street Institutional U.S. Government Money Market Fund	$ 21,441,093
Fund value	$ 21,441,093